INCOME TAXES (Reconciliation of Theoretical Tax Benefit and Actual Tax Expense) (Details) (USD $) In Thousands, unless otherwise specified	5 Months Ended	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
INCOME TAXES [Abstract]
Loss before income taxes, as reported in the statements of operations		$ (1,420)	$ (5,867)	$ (1,904)
Statutory tax rate in Israel	26.50%	25.00%	25.00%	24.00%
Theoretical tax benefit		(355)	(1,467)	(457)
Tax rate differential on foreign subsidiaries		19	(11)	18
Non-deductible expenses and other permanent differences		165	185	175
Change of deferred tax 2012 as result of tax rate change		(727)
Utilization of tax losses in respect of which deferred tax assets were not recorded in prior years		(469)
Differences in taxes arising from differences between Israeli currency income and dollar income, net		186
Losses and timing differences for which no deferred taxes were recorded		1,619	1,083	234
Other		(438)	330	30
Income taxes			$ 120